Not FDIC Insured May Lose Value No Bank Guarantee
38919-Q3PH

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Schedule of Investments
(unaudited)
Putnam High Yield Fund 2
Notes to Schedule of Investments 24

Putnam High Yield Fund
Schedule of Investments (unaudited), August 31, 2026
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.2%
Hotels, Restaurants & Leisure 0.2%
a
Viking Holdings Ltd. ................................. United States 15,577 $ 1,341,803
Total Common Stocks (Cost $ 373,848 ) .......................................
1,341,803
Convertible Preferred Stocks 1.3%
Aerospace & Defense 0.2%
Boeing Co. (The) , 6% ................................ United States 27,326 1,771,818
Banks 0.0%
†
Bank of America Corp. , L , 7.25% ........................ United States 141 181,238
Capital Markets 0.3%
KKR & Co., Inc. , D , 6.25% ............................. United States 42,669 2,074,567
Electric Utilities 0.2%
NextEra Energy, Inc. , 7.299% .......................... United States 29,555 1,508,783
NextEra Energy, Inc. , 7.375% .......................... United States 5,227 237,358
1,746,141
Interactive Media & Services 0.4%
Alphabet, Inc. , A , 6.25% .............................. United States 33,372 1,617,207
Alphabet, Inc. , B , 6.25% .............................. United States 33,372 1,601,856
3,219,063
Semiconductors & Semiconductor Equipment 0.0%
†
Microchip Technology, Inc. , 7.5% ........................ United States 798 51,359
Software 0.2%
Oracle Corp. , D , 6.5% ................................ United States 44,041 2,055,834
Technology Hardware, Storage & Peripherals 0.0%
†
Hewlett Packard Enterprise Co. , 7.625% .................. United States 413 55,226
Total Convertible Preferred Stocks (Cost $ 10,943,760 ) .........................
11,155,246
Preferred Stocks 0.1%
Electric Utilities 0.0%
†
SCE Trust VII , M , 7.5% ............................... United States 10,000 236,800
Financial Services 0.1%
Jackson Financial, Inc. , 8% ............................ United States 10,000 257,400
Insurance 0.0%
†
Allstate Corp. (The) , J , 7.375% ......................... United States 8,000 206,800
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
PennyMac Mortgage Investment Trust , A , 8.125% ........... United States 4,000 92,600
Total Preferred Stocks (Cost $ 806,000 ) .......................................
793,600
Principal
Amount
*
Convertible Bonds 2.4%
Aerospace & Defense 0.0%
†
b
AeroVironment, Inc. , Senior Note , 2 .34% , 7/15/30 ........... United States 37,000 33,827
b ,c
BWX Technologies, Inc. , Senior Note , 144A, 2 .02% , 11/01/30 .. United States 83,000 76,360
110,187

Putnam High Yield Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Automobiles 0.0%
†
Rivian Automotive, Inc. , Senior Note , 4.625% , 3/15/29 ........
United States 28,000 $ 32,113
Biotechnology 0.1%
Alnylam Pharmaceuticals, Inc. , Senior Note , 1% , 9/15/27 .....
United States 14,000 15,155
c
Bridgebio Pharma, Inc. , Senior Note , 144A, 0.75% , 2/01/33 .... United States 52,000 51,865
c
Cytokinetics, Inc. , Senior Note , 144A, 1.75% , 10/01/31 ....... United States 40,000 52,700
c
Halozyme Therapeutics, Inc. , Senior Note , 144A, 0.875% ,
11/15/32 ........................................ United States 52,000 70,330
b ,c
Ionis Pharmaceuticals, Inc. , Senior Note , 144A, 1 .85% , 12/01/30 United States 79,000 73,075
Revolution Medicines, Inc. , Senior Note , 0.5% , 5/01/33 .......
United States 12,000 15,742
278,867
Broadline Retail 0.0%
†
Etsy, Inc. , Senior Note , 1% , 6/15/30 ......................
United States 30,000 36,165
Capital Markets 0.0%
†
c
Galaxy Digital Holdings LP , Senior Note , 144A, 0.5% , 5/01/31 .. United States 151,000 119,592
c
Hercules Capital, Inc. , Senior Note , 144A, 4.75% , 9/01/28 ..... United States 27,000 26,973
WisdomTree, Inc. , Senior Note , 4.625% , 8/15/30 ............
United States 29,000 42,027
188,592
Communications Equipment 0.0%
†
b ,c
Ciena Corp. , Senior Note , 144A, 1 .15% , 9/15/31 ............ United States 93,000 87,792
c
Lumentum Holdings, Inc. , Senior Note , 144A, 0.375% , 3/15/32 . United States 8,000 39,575
127,367
Consumer Staples Distribution & Retail 0.3%
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 1,051,000 2,695,605
Diversified Telecommunication Services 0.0%
†
c
AST SpaceMobile, Inc. , Senior Note , 144A, 1.625% , 2/01/34 ... United States 22,000 22,209
c
Bandwidth, Inc. , Senior Note , 144A, Zero Cpn., 7/01/32 ....... United States 25,000 25,062
47,271
Electric Utilities 0.1%
PPL Capital Funding, Inc. , Senior Note , 2.875% , 3/15/28 ......
United States 73,000 79,165
c
Southern Co. (The) , Senior Note , 144A, 3.5% , 9/15/29 ....... United States 431,000 424,987
504,152
Electrical Equipment 0.0%
†
c
Bloom Energy Corp. , Senior Note , 144A, Zero Cpn., 11/15/30 .. United States 103,000 143,093
Electronic Equipment, Instruments & Components 0.0%
†
b ,c
Advanced Energy Industries, Inc. , Senior Note , 144A, 0 .88% ,
5/15/31 ......................................... United States 53,000 50,853
c
Avnet, Inc. , Senior Note , 144A, 1.75% , 9/01/30 ............. United States 29,000 40,745
Itron, Inc. , Senior Note , 1.375% , 7/15/30 ..................
United States 45,000 46,823
c
OSI Systems, Inc. , Senior Note , 144A, 0.5% , 2/01/31 ........ United States 42,000 38,356
176,777
Energy Equipment & Services 0.1%
b ,c
Liberty Energy, Inc. ,
Senior Note , 144A, 2 .39% , 3/01/31 .................... United States 39,000 35,071
Senior Note , 144A, 3 .12% , 3/01/32 .................... United States 21,000 17,734
Nabors Industries, Inc. , Senior Note , 1.75% , 6/15/29 .........
United States 1,000,000 972,000

Putnam High Yield Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Energy Equipment & Services (continued)
b ,c
ProPetro Holding Corp. , Senior Note , 144A, 3 .42% , 11/15/31 ... United States 26,000 $ 21,825
1,046,630
Entertainment 0.3%
c
Liberty Media Corp.-Liberty Formula One Corp. , Senior Note ,
144A, 2.375% , 8/15/32 .............................. United States 7,000 6,969
Live Nation Entertainment, Inc. ,
Senior Note , 3.125% , 1/15/29 ........................ United States 1,226,000 2,133,117
Senior Note , 2.875% , 1/15/30 ........................ United States 59,000 68,381
2,208,467
Financial Services 0.0%
†
Affirm Holdings, Inc. , Senior Note , 0.75% , 12/15/29 ..........
United States 49,000 53,532
Ground Transportation 0.0%
†
c
Knight-Swift Transportation Holdings, Inc. , Senior Note , 144A,
1% , 11/15/31 ..................................... United States 31,000 33,069
Uber Technologies, Inc. , 2028 , Senior Note , 0.875% , 12/01/28 ..
United States 61,000 74,527
107,596
Health Care Providers & Services 0.0%
†
c
Guardant Health, Inc. , Senior Note , 144A, Zero Cpn., 5/15/33 .. United States 28,000 42,682
Health Care REITs 0.3%
c
Welltower OP LLC ,
Senior Note , 144A, 2.75% , 5/15/28 .................... United States 912,000 2,253,795
Senior Note , 144A, 3.125% , 7/15/29 ................... United States 37,000 69,003
2,322,798
Hotels, Restaurants & Leisure 0.2%
b
DoorDash, Inc. , Senior Note , 0 .212% , 5/15/30 .............. United States 1,751,000 1,874,883
NCL Corp. Ltd. , Senior Note , 0.875% , 4/15/30 ..............
United States 74,000 71,688
1,946,571
IT Services 0.1%
Akamai Technologies, Inc. ,
Senior Note , 1.125% , 2/15/29 ........................ United States 74,000 83,879
b,c
Senior Note , 144A, 2 .59% , 5/15/30 .................... United States 26,000 23,647
b ,c
Cloudflare, Inc. , Senior Note , 144A, 0 .26% , 8/15/31 .......... United States 7,000 6,909
c
CoreWeave, Inc. ,
Senior Note , 144A, 1.75% , 12/01/31 ................... United States 82,000 83,189
Senior Note , 144A, 1.75% , 10/01/32 ................... United States 130,000 121,491
DigitalOcean Holdings, Inc. , Senior Note , Zero Cpn., 8/15/30 ...
United States 14,000 40,723
Snowflake, Inc. , Senior Note , Zero Cpn., 10/01/29 ...........
United States 84,000 184,682
544,520
Life Sciences Tools & Services 0.0%
†
Repligen Corp. , Senior Note , 1% , 12/15/28 ................
United States 49,000 55,909
c
Tempus AI, Inc. , Senior Note , 144A, Zero Cpn., 5/15/32 ....... United States 18,000 21,470
77,379
Machinery 0.0%
†
c
JBT Marel Corp. , Senior Note , 144A, 0.375% , 9/15/30 ........ United States 61,000 56,395

Putnam High Yield Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Multi-Utilities 0.0%
†
CMS Energy Corp. , Senior Note , 3.375% , 5/01/28 ...........
United States 37,000 $ 38,896
Office REITs 0.0%
†
c
Boston Properties LP , Senior Note , 144A, 2% , 10/01/30 ....... United States 62,000 59,582
Oil, Gas & Consumable Fuels 0.3%
c
Crescent Energy Co. , Senior Note , 144A, 2.75% , 3/15/31 ..... United States 2,215,000 2,566,631
Pharmaceuticals 0.0%
†
c
Ligand Pharmaceuticals, Inc. , Senior Note , 144A, Zero Cpn.,
9/15/31 ......................................... United States 53,000 56,147
c
Zoetis, Inc. , Senior Note , 144A, 0.25% , 6/15/29 ............. United States 48,000 43,992
100,139
Real Estate Management & Development 0.0%
†
c
Compass, Inc. , Senior Note , 144A, 0.25% , 4/15/31 .......... United States 42,000 42,244
Semiconductors & Semiconductor Equipment 0.3%
c
Microchip Technology, Inc. , Senior Note , 144A, Zero Cpn.,
2/15/30 ......................................... United States 50,000 52,375
MKS, Inc. , Senior Note , 1.25% , 6/01/30 ...................
United States 22,000 39,661
c
Nova Ltd. , Senior Note , 144A, Zero Cpn., 9/15/30 ........... Israel 20,000 26,605
ON Semiconductor Corp. ,
Senior Note , 0.5% , 3/01/29 .......................... United States 45,000 47,768
b,c
Senior Note , 144A, 2 .51% , 5/01/31 .................... United States 53,000 47,196
c
Onto Innovation, Inc. , Senior Note , 144A, Zero Cpn., 6/01/31 ... United States 1,538,000 1,667,192
c
Semtech Corp. , Senior Note , 144A, Zero Cpn., 10/15/30 ...... United States 27,000 43,065
b
SiTime Corp. , Senior Note , 0 .39% , 6/15/31 ................ United States 52,000 51,038
1,974,900
Software 0.3%
c
Cipher Digital, Inc. , Senior Note , 144A, Zero Cpn., 10/01/31 ... United States 47,000 59,822
b ,c
Cleanspark, Inc. , Senior Note , 144A, 2 .03% , 2/15/32 ......... United States 76,000 68,088
Datadog, Inc. , Senior Note , Zero Cpn., 12/01/29 ............
United States 35,000 46,725
Guidewire Software, Inc. , Senior Note , 1.25% , 11/01/29 .......
United States 1,899,000 2,147,769
c
IREN Ltd. , Senior Note , 144A, 1% , 12/01/33 ............... Australia 39,000 28,173
c
Procore Technologies, Inc. , Senior Note , 144A, Zero Cpn.,
8/15/31 ......................................... United States 53,000 55,749
b ,c
Terawulf, Inc. , Senior Note , 144A, 0 .277% , 5/01/32 .......... United States 58,000 62,304
c
Tyler Technologies, Inc. , Senior Note , 144A, 0.5% , 7/15/31 .... United States 39,000 43,709
Unity Software, Inc. , Senior Note , Zero Cpn., 3/15/30 ........
United States 24,000 33,458
2,545,797
Total Convertible Bonds (Cost $ 15,756,773 ) ..................................
20,074,948
Corporate Bonds 86.9%
Aerospace & Defense 2.5%
ATI, Inc. ,
Senior Note , 4.875% , 10/01/29 ....................... United States 580,000 575,926
Senior Note , 7.25% , 8/15/30 ......................... United States 1,555,000 1,613,246
c
Axon Enterprise, Inc. ,
Senior Note , 144A, 6.125% , 3/15/30 ................... United States 1,620,000 1,650,440
Senior Note , 144A, 6.25% , 3/15/33 .................... United States 1,235,000 1,257,351
c
Bombardier, Inc. ,
Senior Note , 144A, 8.75% , 11/15/30 ................... Canada 1,675,000 1,766,267
Senior Note , 144A, 7% , 6/01/32 ...................... Canada 105,000 108,646
Senior Note , 144A, 5.875% , 1/15/35 ................... Canada 2,675,000 2,657,536

Putnam High Yield Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
c
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 3,785,000 $ 3,847,627
Spirit AeroSystems, Inc. , Senior Bond , 4.6% , 6/15/28 ........
United States 1,550,000 1,545,622
c
TransDigm, Inc. ,
Senior Secured Note , 144A, 6.875% , 12/15/30 ........... United States 1,800,000 1,846,642
Senior Secured Note , 144A, 7.125% , 12/01/31 ........... United States 440,000 455,262
Senior Secured Note , 144A, 6% , 1/15/33 ................ United States 705,000 706,516
Senior Secured Note , 144A, 6.25% , 1/31/34 ............. United States 575,000 581,766
Senior Sub. Note , 144A, 6.75% , 1/31/34 ................ United States 2,035,000 2,068,476
20,681,323
Automobile Components 1.7%
c
Adient Global Holdings Ltd. , Senior Note , 144A, 8.25% , 4/15/31 United States 3,415,000 3,561,514
c
Clarios Global LP / Clarios US Finance Co. , Senior Note , 144A,
6.75% , 9/15/32 ................................... United States 1,725,000 1,758,387
c
Dexko Global, Inc. , Senior Note , 144A, 7.5% , 4/15/32 ........ United States 3,515,300 2,953,530
c
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 1,990,000 1,994,995
c ,d
IHO Verwaltungs GmbH ,
Senior Secured Note , 144A, PIK, 7.75% , 11/15/30 ......... Germany 1,540,000 1,601,930
Senior Secured Note , 144A, PIK, 8% , 11/15/32 ........... Germany 565,000 597,460
Senior Secured Note , 144A, PIK, 7.375% , 5/15/33 ......... Germany 1,295,000 1,349,321
13,817,137
Automobiles 0.3%
c
Nissan Motor Co. Ltd. , Senior Bond , 144A, 8.125% , 7/17/35 ... Japan 2,355,000 2,502,141
Banks 1.8%
e
Banco Bilbao Vizcaya Argentaria SA ,
Junior Sub. Bond , 6.125% to 11/15/27, FRN thereafter ,
Perpetual ....................................... Spain 200,000 200,391
Junior Sub. Bond , 9.375% to 3/18/29, FRN thereafter ,
Perpetual ....................................... Spain 200,000 216,745
Junior Sub. Bond , 7.125% to 5/07/33, FRN thereafter ,
Perpetual ....................................... Spain 400,000 401,869
e
Banco Santander SA ,
Junior Sub. Bond , 9.625% to 11/20/33, FRN thereafter ,
Perpetual ....................................... Spain 200,000 232,895
Junior Sub. Bond , 8% to 1/31/34, FRN thereafter , Perpetual . Spain 200,000 213,767
Junior Sub. Bond , 7.25% to 12/02/35, FRN thereafter ,
Perpetual ....................................... Spain 200,000 201,438
e
Bank of America Corp. ,
Junior Sub. Bond , 6.625% to 4/30/30, FRN thereafter ,
Perpetual ....................................... United States 400,000 410,501
RR , Junior Sub. Bond , 4.375% to 1/26/27, FRN thereafter ,
Perpetual ....................................... United States 450,000 448,219
Bank of Montreal , Junior Sub. Bond , 7.7% to 5/25/29, FRN
thereafter , 5/26/84 ................................. Canada 200,000 209,055
Bank of Nova Scotia (The) ,
Junior Sub. Bond , 8.625% to 10/26/27, FRN thereafter ,
10/27/82 ........................................ Canada 300,000 311,534
Junior Sub. Bond , 7.35% to 4/26/30, FRN thereafter , 4/27/85 . Canada 200,000 206,110
2 , Junior Sub. Bond , 3.625% to 10/26/26, FRN thereafter ,
10/27/81 ........................................ Canada 100,000 99,352
e
Barclays plc ,
Junior Sub. Bond , 8% to 3/14/29, FRN thereafter , Perpetual . United Kingdom 200,000 209,580
Junior Sub. Bond , 7.625% to 3/14/35, FRN thereafter ,
Perpetual ....................................... United Kingdom 200,000 207,652

Putnam High Yield Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
c ,e
BNP Paribas SA ,
Junior Sub. Bond , 144A, 7.75% to 8/15/29, FRN thereafter ,
Perpetual ....................................... France 200,000 $ 209,162
Junior Sub. Bond , 144A, 6.875% to 12/14/33, FRN thereafter ,
Perpetual ....................................... France 300,000 294,689
Junior Sub. Bond , 144A, 7.375% to 9/09/34, FRN thereafter ,
Perpetual ....................................... France 200,000 204,297
Junior Sub. Bond , 144A, 7.45% to 6/26/35, FRN thereafter ,
Perpetual ....................................... France 200,000 202,928
Canadian Imperial Bank of Commerce , Junior Sub. Bond , 6.75%
to 1/27/32, FRN thereafter , 1/28/87 ..................... Canada 300,000 295,644
e
Citigroup, Inc. ,
Junior Sub. Bond , 6.625% to 2/14/31, FRN thereafter ,
Perpetual ....................................... United States 520,000 527,685
CC , Junior Sub. Bond , 7.125% to 8/14/29, FRN thereafter ,
Perpetual ....................................... United States 100,000 102,339
DD , Junior Sub. Bond , 7% to 8/14/34, FRN thereafter ,
Perpetual ....................................... United States 200,000 205,696
FF , Junior Sub. Bond , 6.95% to 2/14/30, FRN thereafter ,
Perpetual ....................................... United States 50,000 50,623
GG , Junior Sub. Bond , 6.875% to 8/14/30, FRN thereafter ,
Perpetual ....................................... United States 100,000 101,394
e ,f
Citizens Financial Group, Inc. , C , Junior Sub. Bond , FRN ,
7.169% , ( 3-month SOFR + 3.419% ), Perpetual ............ United States 320,000 321,318
c ,e
Cooperatieve Rabobank UA , Junior Sub. Bond , Reg S, 6.5% ,
Perpetual ........................................ Netherlands 120,000 EUR 156,796
c ,e
Credit Agricole SA ,
Junior Sub. Bond , 144A, 4.75% to 3/22/29, FRN thereafter ,
Perpetual ....................................... France 450,000 435,636
Junior Sub. Bond , 144A, 6.7% to 9/22/34, FRN thereafter ,
Perpetual ....................................... France 200,000 198,338
e
HSBC Holdings plc ,
Junior Sub. Bond , 7.05% to 6/04/30, FRN thereafter , Perpetual United Kingdom 250,000 255,876
Junior Sub. Bond , 6.95% to 3/10/34, FRN thereafter , Perpetual United Kingdom 750,000 768,068
e
Huntington Bancshares, Inc. , G , Junior Sub. Bond , 4.45% to
10/14/27, FRN thereafter , Perpetual .................... United States 250,000 247,250
e
ING Groep NV , Junior Sub. Bond , 7% to 11/15/32, FRN thereafter ,
Perpetual ........................................ Netherlands 300,000 306,261
c
Intesa Sanpaolo SpA , Sub. Bond , 144A, 4.198% to 5/31/31, FRN
thereafter , 6/01/32 ................................. Italy 425,000 398,315
e
JPMorgan Chase & Co. ,
OO , Junior Sub. Bond , 6.5% to 3/31/30, FRN thereafter ,
Perpetual ....................................... United States 300,000 304,986
PP , Junior Sub. Bond , 6.1% to 6/30/31, FRN thereafter ,
Perpetual ....................................... United States 100,000 100,206
e
Lloyds Banking Group plc , Junior Sub. Bond , 6.625% to 9/26/35,
FRN thereafter , Perpetual ........................... United Kingdom 400,000 393,828
e
NatWest Group plc , Junior Sub. Bond , 8.125% to 11/09/33, FRN
thereafter , Perpetual ............................... United Kingdom 200,000 218,406
e
PNC Financial Services Group, Inc. (The) ,
V , Junior Sub. Bond , 6.2% to 9/14/27, FRN thereafter ,
Perpetual ....................................... United States 450,000 454,175
W , Junior Sub. Bond , 6.25% to 3/14/30, FRN thereafter ,
Perpetual ....................................... United States 350,000 355,770
c ,e
Societe Generale SA ,
Junior Sub. Bond , 144A, 9.375% to 11/21/27, FRN thereafter ,
Perpetual ....................................... France 200,000 208,791

Putnam High Yield Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
c,e
Societe Generale SA, (continued)
Junior Sub. Bond , 144A, 10% to 5/13/29, FRN thereafter ,
Perpetual ....................................... France 205,000 $ 221,864
Junior Sub. Bond , 144A, 7.125% to 7/14/35, FRN thereafter ,
Perpetual ....................................... France 250,000 245,389
e
Sumitomo Mitsui Financial Group, Inc. , Junior Sub. Bond , 6.45%
to 6/04/35, FRN thereafter , Perpetual ................... Japan 300,000 294,977
Toronto-Dominion Bank (The) ,
Junior Sub. Bond , 8.125% to 10/30/27, FRN thereafter ,
10/31/82 ........................................ Canada 550,000 568,289
Junior Sub. Bond , 6.35% to 10/30/30, FRN thereafter , 10/31/85 Canada 200,000 199,284
e
Truist Financial Corp. , M , Junior Sub. Bond , 5.125% to 12/14/27,
FRN thereafter , Perpetual ........................... United States 570,000 569,032
e
US Bancorp , Junior Sub. Bond , 3.7% to 1/14/27, FRN thereafter ,
Perpetual ........................................ United States 650,000 645,249
e
Wells Fargo & Co. ,
Junior Sub. Bond , 6.85% to 9/14/29, FRN thereafter , Perpetual United States 1,000,000 1,032,596
GG , Junior Sub. Bond , 6.125% to 6/14/31, FRN thereafter ,
Perpetual ....................................... United States 300,000 297,469
14,961,734
Biotechnology 1.3%
c
Genmab A/S / Genmab Finance LLC ,
Senior Note , 144A, 7.25% , 12/15/33 ................... Denmark 2,720,000 2,835,486
Senior Secured Note , 144A, 6.25% , 12/15/32 ............ Denmark 2,720,000 2,761,708
c
Grifols SA , Senior Note , Reg S, 3.875% , 10/15/28 ........... Spain 4,235,000 EUR 4,884,628
10,481,822
Broadline Retail 1.0%
c
Kohl's Corp. , Senior Secured Note , 144A, 10% , 6/01/30 ...... United States 1,210,000 1,306,057
c
Wayfair LLC ,
Senior Secured Note , 144A, 7.25% , 10/31/29 ............ United States 3,090,000 3,201,598
Senior Secured Note , 144A, 7.75% , 9/15/30 ............. United States 1,170,000 1,232,888
Senior Secured Note , 144A, 6.75% , 11/15/32 ............ United States 2,675,000 2,754,185
8,494,728
Building Products 0.9%
c
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , Reg S, 6.375% , 12/15/30 ....................... United States 660,000 EUR 792,117
c
JH North America Holdings, Inc. , Senior Secured Note , 144A,
5.875% , 1/31/31 ................................... United States 245,000 246,786
c
Quikrete Holdings, Inc. , Senior Secured Note , 144A, 6.375% ,
3/01/32 ......................................... United States 1,550,000 1,570,057
c
Standard Building Solutions, Inc. , Senior Note , 144A, 6.5% ,
8/15/32 ......................................... United States 2,645,000 2,660,788
c
Standard Industries, Inc. , Senior Bond , 144A, 4.375% , 7/15/30 . United States 2,225,000 2,116,713
7,386,461
Capital Markets 1.0%
c ,f
Ares Finance Co. III LLC , Senior Bond , 144A, FRN , 7.357% , ( 5-
year CMT T-Note + 3.237% ), 6/30/51 ................... United States 500,000 503,365
Deutsche Bank AG , Sub. Bond , 3.729% to 10/13/30, FRN
thereafter , 1/14/32 ................................. Germany 1,360,000 1,258,095
e
Goldman Sachs Group, Inc. (The) ,
AA , Junior Sub. Bond , 6.5% to 8/09/31, FRN thereafter ,
Perpetual ....................................... United States 500,000 497,867

Putnam High Yield Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
e
Goldman Sachs Group, Inc. (The), (continued)
Z , Junior Sub. Bond , 6.85% to 2/09/30, FRN thereafter ,
Perpetual ....................................... United States 250,000 $ 256,377
e ,f
Morgan Stanley , M , Junior Sub. Bond , FRN , 5.875% , Perpetual . United States 760,000 755,219
c
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 3,920,000 3,988,196
c ,e
UBS Group AG ,
Junior Sub. Bond , 144A, 7% to 2/09/30, FRN thereafter ,
Perpetual ....................................... Switzerland 200,000 203,855
Junior Sub. Bond , 144A, 9.25% to 11/12/33, FRN thereafter ,
Perpetual ....................................... Switzerland 200,000 228,507
Junior Sub. Bond , 144A, 7.125% to 8/09/34, FRN thereafter ,
Perpetual ....................................... Switzerland 200,000 201,499
Junior Sub. Bond , 144A, 7% to 1/07/36, FRN thereafter ,
Perpetual ....................................... Switzerland 250,000 250,157
8,143,137
Chemicals 1.8%
c
ARC Falcon I, Inc. / Arclin USA LLC / New Arclin US Holding
Corp. , Senior Secured Note , 144A, 9.75% , 3/01/33 ......... United States 2,495,000 2,503,005
c
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 1,929,000 1,884,990
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 775,000 573,253
c
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 5,285,000 5,623,684
c
SCIH Salt Holdings, Inc. ,
Senior Note , 144A, 8% , 8/15/32 ...................... United States 3,160,000 3,195,985
Senior Secured Note , 144A, 6.625% , 8/15/31 ............ United States 1,525,000 1,541,225
15,322,142
Commercial Services & Supplies 2.2%
c
Clean Harbors, Inc. , Senior Note , 144A, 6.375% , 2/01/31 ..... United States 1,685,000 1,709,615
c
GFL Environmental, Inc. , Senior Note , 144A, 6.75% , 1/15/31 ... United States 685,000 696,992
c
Neptune Bidco US, Inc. ,
Senior Secured Note , 144A, 9.29% , 4/15/29 ............. United States 1,525,000 1,563,052
Senior Secured Note , 144A, 9.5% , 2/15/33 .............. United States 4,015,000 4,127,384
c
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 5,710,000 5,953,860
c
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 1,105,000 1,155,453
c
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 1,850,000 1,893,294
c
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 925,000 934,299
18,033,949
Communications Equipment 0.4%
c
Viasat, Inc. , Senior Note , 144A, 7.5% , 5/30/31 .............. United States 3,645,000 3,663,721
Construction & Engineering 0.3%
c
Arcosa, Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 2,745,000 2,844,718
Consumer Finance 3.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 6.95% to 12/09/29, FRN thereafter , 3/10/55 .... Ireland 1,210,000 1,243,107
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............
United States 2,473,000 2,719,770
e
American Express Co. , Junior Sub. Bond , 3.55% to 9/14/26, FRN
thereafter , Perpetual ............................... United States 250,000 249,844
e
Capital One Financial Corp. , M , Junior Sub. Bond , 3.95% to
8/31/26, FRN thereafter , Perpetual ..................... United States 250,000 250,000

Putnam High Yield Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
c
Encore Capital Group, Inc. ,
Senior Secured Note , 144A, 8.5% , 5/15/30 .............. United States 3,710,000 $ 3,936,392
Senior Secured Note , 144A, 6.625% , 6/01/32 ............ United States 1,640,000 1,645,938
c
FirstCash, Inc. ,
Senior Note , 144A, 6.875% , 3/01/32 ................... United States 2,855,000 2,914,735
Senior Note , 144A, 6.125% , 5/01/34 ................... United States 2,670,000 2,642,327
e
General Motors Financial Co., Inc. , A , Junior Sub. Bond , 5.75% to
9/29/27, FRN thereafter , Perpetual ..................... United States 285,000 283,837
c ,f
ILFC E-Capital Trust II , Junior Sub. Bond , 144A, FRN , 6.73% ,
12/21/65 ........................................ United States 340,000 307,146
c
Jefferson Capital Holdings LLC ,
Senior Note , 144A, 9.5% , 2/15/29 ..................... United States 2,875,000 3,010,479
Senior Note , 144A, 8.25% , 5/15/30 .................... United States 2,275,000 2,383,531
OneMain Finance Corp. ,
Senior Note , 7.5% , 5/15/31 .......................... United States 2,150,000 2,209,035
Senior Note , 7.125% , 11/15/31 ....................... United States 1,200,000 1,218,269
Senior Note , 6.5% , 3/15/33 .......................... United States 1,490,000 1,458,531
c
PRA Group, Inc. , Senior Note , 144A, 8.875% , 1/31/30 ........ United States 3,110,000 3,230,578
29,703,519
Consumer Staples Distribution & Retail 0.3%
c
US Foods, Inc. ,
Senior Note , 144A, 7.25% , 1/15/32 .................... United States 535,000 553,106
Senior Note , 144A, 5.75% , 4/15/33 .................... United States 1,730,000 1,722,675
2,275,781
Containers & Packaging 1.4%
c
CANPACK Group, Inc. / CANPACK SA , Senior Note , 144A, 6% ,
5/15/31 ......................................... United States 845,000 848,411
c
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 2,585,000 2,526,052
c
Mauser Packaging Solutions Holding Co. ,
Secured Note , 144A, 9.25% , 4/15/30 ................... United States 2,170,000 2,168,391
Senior Secured Note , 144A, 7.875% , 4/15/30 ............ United States 2,195,000 2,239,738
c
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 4,500,000 4,307,978
12,090,570
Diversified Telecommunication Services 6.3%
c
Altice France SA ,
Senior Secured Note , 144A, 6.875% , 10/15/30 ........... France 857,470 840,585
Senior Secured Note , 144A, 6.5% , 4/15/32 .............. France 1,425,306 1,387,278
Senior Secured Note , 144A, 6.875% , 7/15/32 ............ France 1,021,342 1,002,521
c
APLD ComputeCo 2 LLC , Senior Secured Note , 144A, 6.75% ,
3/15/31 ......................................... United States 3,505,000 3,369,731
c
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 3,690,000 3,894,193
Bell Telephone Co. of Canada or Bell Canada , Senior Bond , 7%
to 9/14/35, FRN thereafter , 9/15/55 ..................... Canada 150,000 151,625
c
Black Pearl Compute LLC , Senior Secured Note , 144A, 6.125% ,
2/15/31 ......................................... United States 2,550,000 2,554,822
c
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond , 144A, 5.375% , 6/01/29 ................... United States 3,742,000 3,677,094
Senior Bond , 144A, 4.75% , 3/01/30 .................... United States 7,000,000 6,642,346
Senior Bond , 144A, 4.75% , 2/01/32 .................... United States 4,780,000 4,286,188
Senior Bond , 144A, 4.25% , 1/15/34 .................... United States 1,965,000 1,640,066
Senior Note , 144A, 7% , 2/01/33 ...................... United States 1,730,000 1,689,982

Putnam High Yield Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
c
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 1,555,000 $ 1,576,215
c
Edged Compute LLC , Senior Secured Note , 144A, 7.5% , 4/30/31 United States 4,065,000 3,859,606
c
Galaxy Helios Data Centers II LLC , Senior Secured Note , 144A,
9.875% , 8/01/31 ................................... United States 3,145,000 3,117,207
c
PR RNO Property Owner 1 LLC , Senior Secured Note , 144A,
6.5% , 5/01/31 .................................... United States 4,075,000 3,779,881
c
RD Michigan Property Owner I LLC , Senior Secured Bond , 144A,
7.5% , 3/30/45 .................................... United States 100,000 95,396
c
SV RNO Property Owner 1 LLC , Senior Secured Note , 144A,
5.875% , 3/01/31 ................................... United States 3,350,000 3,077,289
TELUS Corp. , Junior Sub. Bond , 7% to 10/14/35, FRN thereafter ,
10/15/55 ........................................ Canada 210,000 208,472
Verizon Communications, Inc. ,
Junior Sub. Bond , 6.05% to 5/13/33, FRN thereafter , 5/14/58 . United States 35,000 34,185
Junior Sub. Bond , 6.6% to 2/14/34, FRN thereafter , 2/15/59 .. United States 50,000 50,049
c
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 3,010,000 3,129,184
c
Yondr JK 1 LLC , Senior Secured Note , 144A, 6.875% , 6/30/31 . United States 2,695,000 2,527,089
52,591,004
Electric Utilities 2.8%
American Electric Power Co., Inc. ,
Junior Sub. Bond , 3.875% to 2/14/27, FRN thereafter , 2/15/62 United States 400,000 398,940
C , Junior Sub. Bond , 5.8% to 3/14/31, FRN thereafter , 3/15/56 United States 100,000 98,513
D , Junior Sub. Bond , 6.05% to 3/14/36, FRN thereafter ,
3/15/56 ......................................... United States 100,000 97,325
c
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 4,035,000 3,976,658
Duke Energy Corp. , Junior Sub. Bond , 3.25% to 1/14/27, FRN
thereafter , 1/15/82 ................................. United States 425,000 421,425
Emera US Finance LLC , B , Senior Bond , 6.85% to 9/30/36, FRN
thereafter , 10/01/56 ................................ United States 300,000 301,132
Entergy Corp. , Junior Sub. Bond , 6.1% to 6/14/36, FRN
thereafter , 6/15/56 ................................. United States 200,000 196,138
NextEra Energy Capital Holdings, Inc. ,
Senior Bond , 6.375% to 8/14/30, FRN thereafter , 8/15/55 ... United States 165,000 166,005
Senior Bond , 5.65% to 4/30/29, FRN thereafter , 5/01/79 .... United States 650,000 647,807
Senior Bond , 3.8% to 3/14/27, FRN thereafter , 3/15/82 ..... United States 250,000 248,284
AA , Senior Bond , 6% to 9/30/31, FRN thereafter , 10/01/56 ... United States 20,000 19,757
CC , Senior Bond , 6.625% to 9/30/46, FRN thereafter , 10/01/66 United States 250,000 243,924
c
NRG Energy, Inc. ,
e
Junior Sub. Bond , 144A, 10.25% to 3/14/28, FRN thereafter ,
Perpetual ....................................... United States 2,285,000 2,430,806
Senior Bond , 144A, 6.25% , 11/01/34 ................... United States 2,395,000 2,389,347
Senior Bond , 144A, 6% , 1/15/36 ...................... United States 3,995,000 3,886,705
Senior Secured Bond , 144A, 7% , 3/15/33 ............... United States 665,000 706,018
PG&E Corp. , Junior Sub. Bond , 7.375% to 3/14/30, FRN
thereafter , 3/15/55 ................................. United States 1,650,000 1,659,374
Southern Co. (The) ,
2025 , Junior Sub. Bond , 6.375% to 3/14/35, FRN thereafter ,
3/15/55 ......................................... United States 200,000 201,167
21-A , Junior Sub. Bond , 3.75% to 9/14/26, FRN thereafter ,
9/15/51 ......................................... United States 500,000 499,731
c
Vistra Operations Co. LLC ,
Senior Note , 144A, 5% , 7/31/27 ...................... United States 1,430,000 1,429,432

Putnam High Yield Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
c
Vistra Operations Co. LLC, (continued)
Senior Note , 144A, 7.75% , 10/15/31 ................... United States 2,150,000 $ 2,240,156
Senior Note , 144A, 6.875% , 4/15/32 ................... United States 1,420,000 1,466,195
23,724,839
Electrical Equipment 0.5%
c
Energizer Gamma Acquisition BV , Senior Note , Reg S, 3.5% ,
6/30/29 ......................................... United States 1,720,000 EUR 1,951,480
c
Sensata Technologies BV , Senior Note , 144A, 5.875% , 9/01/30 . United States 1,810,000 1,822,784
3,774,264
Electronic Equipment, Instruments & Components 0.9%
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ..
United States 1,260,000 1,200,311
c
Ingram Micro, Inc. , Senior Secured Note , 144A, 4.75% , 5/15/29 . United States 3,132,000 3,068,373
c
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 3,316,000 3,195,865
7,464,549
Energy Equipment & Services 2.8%
c
Archrock Services LP / Archrock Partners Finance Corp. , Senior
Note , 144A, 6% , 2/01/34 ............................ United States 3,530,000 3,481,197
c
Borr IHC Ltd. / Borr Finance LLC ,
Senior Secured Note , 144A, 8.75% , 1/15/32 ............. Mexico 1,390,000 1,350,850
Senior Secured Note , 144A, 9% , 1/15/34 ................ Mexico 1,005,000 972,265
c
Kodiak Gas Services LLC , Senior Note , 144A, 5.875% , 4/01/31 . United States 1,385,000 1,381,507
c
Nabors Industries, Inc. , Senior Note , 144A, 8.875% , 8/15/31 ... United States 1,115,000 1,167,213
c
Oceaneering International, Inc. , Senior Note , 144A, 6.875% ,
7/15/34 ......................................... United States 1,510,000 1,559,187
c
Transocean Aquila Ltd. , Senior Secured Note , 144A, 8% , 9/30/28 United States 353,846 361,378
Transocean International Ltd. ,
Senior Bond , 6.8% , 3/15/38 .......................... United States 3,520,000 3,344,168
c
Senior Note , 144A, 7.875% , 10/15/32 .................. United States 1,230,000 1,292,150
c
Senior Secured Note , 144A, 8.75% , 2/15/30 ............. United States 2,460,250 2,560,279
c
Weatherford International Ltd. ,
Senior Note , 144A, 8.625% , 4/30/30 ................... United States 1,055,000 1,068,286
Senior Note , 144A, 6.75% , 10/15/33 ................... United States 4,700,000 4,796,270
23,334,750
Entertainment 1.6%
c
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 4,885,000 5,017,716
Discovery Global Holdings, Inc. , Senior Bond , 5.05% , 3/15/42 ..
United States 1,640,000 1,196,511
c
OAK-Eagle Acquireco, Inc. ,
Senior Note , 144A, 8.75% , 7/01/34 .................... United States 4,130,000 4,385,829
Senior Secured Note , 144A, 7.25% , 7/01/33 ............. United States 715,000 744,071
c
Pinewood Finco plc , Senior Secured Note , 144A, 6% , 3/27/30 .. United Kingdom 1,725,000 GBP 2,342,498
13,686,625
Financial Services 4.0%
Apollo Global Management, Inc. , Senior Bond , 6% to 12/14/34,
FRN thereafter , 12/15/54 ............................ United States 250,000 237,552
e
Corebridge Financial, Inc. , Junior Sub. Bond , 6.875% to 11/30/30,
FRN thereafter , Perpetual ........................... United States 300,000 311,294
c
CrossCountry Intermediate HoldCo LLC ,
Senior Note , 144A, 6.5% , 10/01/30 .................... United States 2,405,000 2,344,058
Senior Note , 144A, 7.75% , 8/15/31 .................... United States 2,010,000 2,013,607
Senior Note , 144A, 6.75% , 12/01/32 ................... United States 2,020,000 1,936,060

Putnam High Yield Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services (continued)
c
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 1,875,000 $ 2,000,569
c
Freedom Mortgage Holdings LLC ,
Senior Note , 144A, 8% , 2/01/32 ...................... United States 3,175,000 3,139,623
Senior Note , 144A, 8.375% , 4/01/32 ................... United States 3,475,000 3,493,782
c
Osaic Holdings, Inc. ,
Senior Note , 144A, 8% , 8/01/33 ...................... United States 4,240,000 4,345,355
Senior Secured Note , 144A, 6.75% , 8/01/32 ............. United States 405,000 407,715
c
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 5,850,000 5,781,285
c
Rocket Cos., Inc. ,
Senior Note , 144A, 6.125% , 8/01/31 ................... United States 675,000 683,957
Senior Note , 144A, 7.125% , 2/01/32 ................... United States 2,260,000 2,335,310
Senior Note , 144A, 6.375% , 8/01/33 ................... United States 2,530,000 2,565,675
Senior Note , 144A, 6.5% , 6/15/34 ..................... United States 1,475,000 1,499,323
c
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. , Senior
Note , 144A, 5.5% , 5/15/33 ........................... United States 565,000 EUR 645,258
33,740,423
Food Products 1.0%
c
Chobani LLC / Chobani Finance Corp., Inc. ,
Senior Note , 144A, 7.625% , 7/01/29 ................... United States 2,270,000 2,337,909
Senior Note , 144A, 6.375% , 4/15/34 ................... United States 1,385,000 1,400,051
c
Froneri Lux FinCo SARL , Senior Secured Note , 144A, 6% ,
8/01/32 ......................................... United Kingdom 1,450,000 1,431,975
c
TreeHouse Foods, Inc. , Senior Secured Note , 144A, 7.75% ,
2/11/33 ......................................... United States 3,450,000 3,492,166
8,662,101
Ground Transportation 0.6%
c
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 1,435,000 1,476,698
c
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 3,475,000 3,583,504
5,060,202
Health Care Equipment & Supplies 0.9%
c
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 780,000 801,084
c ,f
Bausch + Lomb Netherlands BV and Bausch & Lomb, Inc. , Senior
Secured Note , 144A, FRN , 6.306% , ( 2 x 3-month EURIBOR +
7.75% ), 1/15/31 ................................... United States 1,340,000 EUR 1,572,353
c
Insulet Corp. , Senior Note , 144A, 6.5% , 4/01/33 ............ United States 1,915,000 1,947,450
c
Medline Borrower LP ,
Senior Note , 144A, 5.25% , 10/01/29 ................... United States 1,385,000 1,377,871
Senior Secured Note , 144A, 3.875% , 4/01/29 ............ United States 1,455,000 1,409,814
7,108,572
Health Care Providers & Services 3.8%
c
CHS/Community Health Systems, Inc. ,
Senior Secured Note , 144A, 5.25% , 5/15/30 ............. United States 2,830,000 2,644,045
Senior Secured Note , 144A, 10.875% , 1/15/32 ........... United States 1,234,000 1,310,962
Senior Secured Note , 144A, 9.75% , 1/15/34 ............. United States 3,540,000 3,615,358
c
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 2,045,000 2,117,446
CVS Health Corp. , Junior Sub. Bond , 7% to 3/09/30, FRN
thereafter , 3/10/55 ................................. United States 2,743,000 2,833,199

Putnam High Yield Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
c
DaVita, Inc. ,
Senior Note , 144A, 6.875% , 9/01/32 ................... United States 5,415,000 $ 5,549,303
Senior Note , 144A, 6.75% , 7/15/33 .................... United States 415,000 424,924
Humana, Inc. , Junior Sub. Bond , 6.625% to 9/14/31, FRN
thereafter , 9/15/56 ................................. United States 485,000 481,104
c
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 6,955,000 6,970,259
Tenet Healthcare Corp. ,
c
Senior Note , 144A, 6% , 11/15/33 ...................... United States 1,620,000 1,625,621
Senior Secured Note , 6.125% , 6/15/30 ................. United States 3,935,000 3,967,000
31,539,221
Health Care REITs 0.5%
c
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 4,530,000 4,596,111
Health Care Technology 1.0%
c
AthenaHealth Group, Inc. , Senior Note , 144A, 6.5% , 2/15/30 ... United States 2,880,000 2,816,837
c
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 5,310,000 5,412,799
8,229,636
Hotel & Resort REITs 0.9%
c
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note , 144A, 7.25% , 7/15/28 .................... United States 635,000 646,574
Senior Note , 144A, 6.5% , 4/01/32 ..................... United States 3,040,000 3,097,018
Senior Note , 144A, 6.5% , 6/15/33 ..................... United States 1,230,000 1,255,345
Senior Note , 144A, 5.75% , 3/15/34 .................... United States 1,415,000 1,395,300
c
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 755,000 769,393
7,163,630
Hotels, Restaurants & Leisure 6.1%
c
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 4,075,000 3,850,012
c
A&K Travel Group Holdings Ltd. , Senior Note , 144A, 7.5% ,
5/15/33 ......................................... United Kingdom 1,750,000 1,781,194
c
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 3,400,000 3,266,064
c
Caesars Entertainment, Inc. ,
Senior Note , 144A, 4.625% , 10/15/29 .................. United States 1,065,000 1,022,821
Senior Note , 144A, 6% , 10/15/32 ..................... United States 885,000 795,636
Senior Secured Note , 144A, 7% , 2/15/30 ................ United States 1,282,000 1,290,193
c
Carnival Corp. Ltd. ,
Senior Note , 144A, 5.125% , 5/01/29 ................... United States 1,895,000 1,886,305
Senior Note , 144A, 5.75% , 3/15/30 .................... United States 1,495,000 1,504,700
Senior Note , 144A, 5.875% , 6/15/31 ................... United States 2,380,000 2,389,591
Senior Note , 144A, 5.75% , 8/01/32 .................... United States 2,155,000 2,135,337
Senior Note , 144A, 6.125% , 2/15/33 ................... United States 1,155,000 1,158,474
c
Churchill Downs, Inc. , Senior Note , 144A, 5.75% , 4/01/30 ..... United States 2,199,000 2,200,827
c
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 3,110,000 3,046,447
c
Flutter Treasury DAC , Senior Secured Note , 144A, 5.875% ,
6/04/31 ......................................... United Kingdom 635,000 624,451
c
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 1,410,000 1,419,863
c
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 5.75% ,
9/15/33 ......................................... United States 4,105,000 4,104,302
c
Light & Wonder International, Inc. , Senior Note , 144A, 7.5% ,
9/01/31 ......................................... United States 440,000 456,518

Putnam High Yield Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
c
Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC , Senior Secured Note , 144A, 8.25% , 4/15/30 .. United States 2,715,000 $ 2,835,595
c
NCL Corp. Ltd. ,
Senior Note , 144A, 7.75% , 2/15/29 .................... United States 1,345,000 1,401,008
Senior Note , 144A, 6.75% , 2/01/32 .................... United States 455,000 442,957
Senior Note , 144A, 6.25% , 9/15/33 .................... United States 555,000 519,476
c
Rivers Enterprise Borrower LLC , Senior Secured Note , 144A,
6.25% , 10/15/30 ................................... United States 1,550,000 1,571,706
c
Royal Caribbean Cruises Ltd. ,
Senior Note , 144A, 5.625% , 9/30/31 ................... United States 1,665,000 1,667,923
Senior Note , 144A, 6% , 2/01/33 ...................... United States 3,760,000 3,783,723
c
Scientific Games Holdings LP / Scientific Games US FinCo, Inc. ,
Senior Note , 144A, 6.625% , 3/01/30 .................... United States 2,215,000 1,456,894
c
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 4,585,000 4,816,167
51,428,184
Household Durables 1.6%
c
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior
Note , 144A, 6.875% , 8/01/33 ......................... United States 1,595,000 1,602,191
c
K. Hovnanian Enterprises, Inc. ,
Senior Note , 144A, 8% , 4/01/31 ...................... United States 840,000 864,546
Senior Note , 144A, 8.375% , 10/01/33 .................. United States 1,265,000 1,295,974
c
Weekley Homes LLC / Weekley Finance Corp. ,
Senior Note , 144A, 4.875% , 9/15/28 ................... United States 1,860,000 1,836,002
Senior Note , 144A, 6.75% , 1/15/34 .................... United States 3,860,000 3,915,032
Whirlpool Corp. ,
Senior Bond , 5.75% , 3/01/34 ......................... United States 1,380,000 1,076,909
Senior Bond , 4.5% , 6/01/46 .......................... United States 1,320,000 748,910
c
Senior Secured Note , 144A, 7.5% , 7/01/31 .............. United States 810,000 813,053
c
Senior Secured Note , 144A, 7.875% , 7/01/34 ............ United States 1,370,000 1,343,657
13,496,274
Independent Power and Renewable Electricity Producers 2.1%
c
Clearway Energy Operating LLC ,
Senior Bond , 144A, 3.75% , 1/15/32 .................... United States 2,030,000 1,835,392
Senior Note , 144A, 3.75% , 2/15/31 .................... United States 1,730,000 1,596,264
Senior Note , 144A, 5.75% , 1/15/34 .................... United States 1,775,000 1,716,409
Constellation Energy Generation LLC , Senior Note , 5% , 2/01/31
United States 1,885,000 1,867,933
c
Talen Energy Supply LLC ,
Senior Bond , 144A, 6.5% , 2/01/36 ..................... United States 3,400,000 3,338,476
Senior Note , 144A, 6.375% , 5/01/33 ................... United States 2,160,000 2,133,852
Senior Note , 144A, 6.25% , 2/01/34 .................... United States 2,140,000 2,102,378
c ,e
Vistra Corp. ,
Junior Sub. Bond , 144A, 8% to 10/14/26, FRN thereafter ,
Perpetual ....................................... United States 1,173,000 1,176,347
Junior Sub. Bond , 144A, 7% to 12/14/26, FRN thereafter ,
Perpetual ....................................... United States 2,215,000 2,227,116
17,994,167
Insurance 1.9%
c
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note , 144A, 8.5% , 6/15/29 ..................... United States 1,115,000 1,013,711
Senior Secured Note , 144A, 7.5% , 11/06/30 ............. United States 880,000 810,420
c
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note , 144A, 5.875% , 11/01/29 .................. United States 2,365,000 2,349,842

Putnam High Yield Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
c
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer,
(continued)
Senior Note , 144A, 7.375% , 10/01/32 .................. United States 795,000 $ 806,115
Senior Secured Note , 144A, 7% , 1/15/31 ................ United States 1,825,000 1,854,697
c
Asurion LLC / Asurion Co-Issuer, Inc. ,
Secured Note , 144A, 8.375% , 2/01/34 .................. United States 3,755,000 3,391,482
Senior Secured Note , 144A, 8% , 12/31/32 ............... United States 1,575,000 1,568,123
Athene Holding Ltd. , Junior Sub. Bond , 6.875% to 6/27/35, FRN
thereafter , 6/28/55 ................................. United States 250,000 234,203
c
Beacon Funding Trust , Senior Bond , 144A, 6.266% , 8/15/54 ... United States 300,000 294,614
c ,f
Hartford Insurance Group, Inc. (The) , Junior Sub. Bond , 144A,
FRN , 6.127% , ( 3-month SOFR + 2.387% ), 2/12/47 ......... United States 550,000 550,643
c
Jones Deslauriers Insurance Management, Inc. , Senior Secured
Note , 144A, 8.5% , 3/15/30 ........................... Canada 1,000,000 1,031,108
c
Liberty Mutual Group, Inc. , Senior Bond , 144A, 4.125% to
12/14/26, FRN thereafter , 12/15/51 ..................... United States 300,000 299,973
c
Massachusetts Mutual Life Insurance Co. , Sub. Bond , 144A,
3.729% , 10/15/70 .................................. United States 325,000 198,158
c
MetLife, Inc. , Junior Sub. Bond , 144A, 9.25% , 4/08/38 ........ United States 350,000 405,765
Prudential Financial, Inc. ,
Junior Sub. Bond , 3.7% to 9/30/30, FRN thereafter , 10/01/50 . United States 520,000 479,498
Junior Sub. Bond , 5.125% to 2/27/32, FRN thereafter , 3/01/52 United States 100,000 96,778
Junior Sub. Bond , 6.5% to 3/14/34, FRN thereafter , 3/15/54 .. United States 200,000 204,234
15,589,364
IT Services 0.6%
c
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 4,070,000 3,122,408
c
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 1,865,000 1,908,727
5,031,135
Machinery 0.6%
c
ESAB Corp. , Senior Note , 144A, 5.625% , 4/01/31 ........... United States 2,460,000 2,443,938
c
Terex Corp. ,
Senior Note , 144A, 5% , 5/15/29 ...................... United States 1,400,000 1,389,358
Senior Note , 144A, 6.25% , 10/15/32 ................... United States 1,280,000 1,292,630
5,125,926
Media 6.1%
c
Block Communications, Inc. , Senior Secured Note , 144A,
10.25% , 3/01/31 ................................... United States 2,780,000 2,421,537
c
Clear Channel Outdoor Holdings, Inc. , Senior Secured Note ,
144A, 7.5% , 3/15/33 ............................... United States 3,415,000 3,601,389
c
CSC Holdings LLC ,
Senior Bond , 144A, 5.375% , 2/01/28 ................... United States 1,105,000 596,834
Senior Note , 144A, 11.75% , 1/31/29 ................... United States 2,110,000 1,170,949
c
Directv Financing LLC , Senior Secured Note , 144A, 8.875% ,
2/01/30 ......................................... United States 1,745,000 1,787,395
c
Directv Financing LLC / Directv Financing Co-Obligor, Inc. ,
Senior Secured Note , 144A, 5.875% , 8/15/27 ............ United States 57,000 56,876
Senior Secured Note , 144A, 10% , 2/15/31 ............... United States 940,000 995,294
Senior Secured Note , 144A, 9.25% , 6/01/32 ............. United States 800,000 835,600
Discovery Communications LLC , Senior Note , 4.125% , 5/15/29 .
United States 2,230,000 2,213,286
EchoStar Corp. , Senior Secured Note , 10.75% , 11/30/29 ......
United States 3,125,000 3,379,086
c
EW Scripps Co. (The) , Secured Note , 144A, 9.875% , 8/15/30 .. United States 3,775,000 3,407,805

Putnam High Yield Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
c
Gray Media, Inc. ,
Secured Note , 144A, 9.625% , 7/15/32 .................. United States 1,480,000 $ 1,520,315
Senior Bond , 144A, 5.375% , 11/15/31 .................. United States 2,460,000 1,916,918
c
McGraw-Hill Education, Inc. ,
Senior Note , 144A, 8% , 8/01/29 ...................... United States 1,860,000 1,862,306
Senior Secured Note , 144A, 7.375% , 9/01/31 ............ United States 2,438,000 2,505,440
c
Nexstar Media, Inc. ,
Senior Note , 144A, 7.25% , 4/15/34 .................... United States 2,350,000 2,381,998
Senior Secured Note , 144A, 6.5% , 9/15/33 .............. United States 1,945,000 1,954,760
c
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Bond , 144A, 4.625% , 3/15/30 ......................... United States 1,535,000 1,488,456
Paramount Global ,
Senior Bond , 5.85% , 9/01/43 ......................... United States 1,570,000 1,147,391
Senior Bond , 6.375% to 3/29/27, FRN thereafter , 3/30/62 ... United States 100,000 82,126
c
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 3,475,000 3,616,641
c
Sirius XM Radio LLC , Senior Bond , 144A, 3.875% , 9/01/31 .... United States 2,192,000 1,999,014
c
Telenet Finance Luxembourg Notes SARL , Senior Secured Bond ,
144A, 5.5% , 3/01/28 ............................... Belgium 1,674,660 1,650,693
c
Univision Communications, Inc. ,
Senior Secured Note , 144A, 9.375% , 8/01/32 ............ United States 1,985,000 2,026,985
Senior Secured Note , 144A, 8.875% , 4/15/33 ............ United States 2,225,000 2,200,632
c
VZ Secured Financing BV ,
Senior Secured Note , 144A, 5% , 1/15/32 ................ Netherlands 2,330,000 1,968,396
Senior Secured Note , 144A, 7.5% , 1/15/33 .............. Netherlands 2,460,000 2,227,592
51,015,714
Metals & Mining 2.1%
c
Capstone Copper Corp. , Senior Note , 144A, 6.75% , 3/31/33 ... Canada 1,250,000 1,270,075
c
Cleveland-Cliffs, Inc. ,
Senior Bond , 144A, 4.875% , 3/01/31 ................... United States 780,000 723,567
Senior Note , 144A, 7% , 3/15/32 ...................... United States 3,133,000 3,164,374
Senior Note , 144A, 7.625% , 1/15/34 ................... United States 1,010,000 1,031,160
Commercial Metals Co. , Senior Bond , 4.375% , 3/15/32 .......
United States 1,730,000 1,628,154
c
Hudbay Minerals, Inc. , Senior Note , 144A, 6.125% , 4/01/29 .... Canada 2,033,000 2,049,988
c
Mineral Resources Ltd. ,
Senior Note , 144A, 7% , 4/01/31 ...................... Australia 1,095,000 1,129,629
Senior Note , 144A, 6% , 5/01/32 ...................... Australia 725,000 716,000
c
Novelis Corp. ,
Senior Bond , 144A, 4.75% , 1/30/30 .................... United States 2,420,000 2,338,636
Senior Bond , 144A, 3.875% , 8/15/31 ................... United States 365,000 334,006
Senior Note , 144A, 6.875% , 1/30/30 ................... United States 1,815,000 1,865,784
Senior Note , 144A, 6.375% , 8/15/33 ................... United States 1,515,000 1,519,415
17,770,788
Multi-Utilities 0.1%
CenterPoint Energy, Inc. , Junior Sub. Bond , 6.7% to 5/14/30, FRN
thereafter , 5/15/55 ................................. United States 200,000 203,526
Dominion Energy, Inc. , B , Junior Sub. Bond , 7% to 5/31/34, FRN
thereafter , 6/01/54 ................................. United States 210,000 218,530
NiSource, Inc. , Junior Sub. Bond , 6.25% to 4/14/32, FRN
thereafter , 4/15/57 ................................. United States 200,000 199,755
Sempra, Inc. ,
Junior Sub. Bond , 6.875% to 9/30/29, FRN thereafter , 10/01/54 United States 100,000 101,725
Junior Sub. Bond , 6.625% to 3/31/30, FRN thereafter , 4/01/55 United States 200,000 200,713

Putnam High Yield Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Multi-Utilities (continued)
Southern Co. Gas Capital Corp. , Senior Bond , 6.05% to 9/14/31,
FRN thereafter , 9/15/56 ............................. United States 100,000 $ 99,399
1,023,648
Oil, Gas & Consumable Fuels 8.5%
e
BP Capital Markets plc ,
Senior Bond , 4.875% to 3/21/30, FRN thereafter , Perpetual .. United States 490,000 479,460
Senior Bond , 6.45% to 11/30/33, FRN thereafter , Perpetual .. United States 250,000 256,715
c
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 9.75% , 7/15/28 .................... United States 1,405,000 1,449,721
Senior Note , 144A, 9.75% , 2/15/31 .................... United States 3,545,000 3,842,968
Senior Secured Note , 144A, 9.25% , 7/15/29 ............. United States 540,000 551,475
c
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 1,790,000 1,527,479
c
Crescent Energy Finance LLC ,
Senior Note , 144A, 7.875% , 4/15/32 ................... United States 2,085,000 2,155,214
Senior Note , 144A, 8.375% , 1/15/34 ................... United States 3,445,000 3,637,421
Enbridge, Inc. ,
Sub. Bond , 7.375% to 1/14/28, FRN thereafter , 1/15/83 ..... Canada 320,000 326,182
Sub. Bond , 8.5% to 1/14/34, FRN thereafter , 1/15/84 ....... Canada 200,000 225,694
16-A , Sub. Bond , 6% to 1/14/27, FRN thereafter , 1/15/77 .... Canada 200,000 200,734
e
Energy Transfer LP , B , Junior Sub. Bond , 6.625% to 2/14/28, FRN
thereafter , Perpetual ............................... United States 4,075,000 4,102,400
c
Hess Midstream Operations LP ,
Senior Note , 144A, 6.5% , 6/01/29 ..................... United States 840,000 857,803
Senior Note , 144A, 4.25% , 2/15/30 .................... United States 560,000 539,315
Senior Note , 144A, 5.5% , 10/15/30 .................... United States 770,000 769,265
c
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond , 144A, 6% , 2/01/31 ...................... United States 375,000 370,422
Senior Bond , 144A, 6.25% , 4/15/32 .................... United States 1,470,000 1,444,919
Senior Bond , 144A, 6.875% , 5/15/34 ................... United States 2,030,000 2,013,270
Senior Bond , 144A, 7.25% , 2/15/35 .................... United States 800,000 806,759
Senior Note , 144A, 6% , 4/15/30 ...................... United States 685,000 684,715
Senior Note , 144A, 8.375% , 11/01/33 .................. United States 2,040,000 2,164,381
c
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 4,495,000 4,519,048
c
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5% , 2/15/28 ................... United States 4,478,000 4,563,024
Murphy Oil Corp. ,
Senior Note , 6% , 10/01/32 .......................... United States 1,400,000 1,396,941
Senior Note , 6.5% , 2/15/34 .......................... United States 2,665,000 2,657,785
c
Neo Next+ Energy Consolidated Holdings Ltd. , Senior Note ,
144A, Reg S, 6.625% , 6/11/31 ........................ United Kingdom 3,800,000 3,793,574
c
Saturn Oil & Gas, Inc. , Senior Note , 144A, 8.5% , 7/30/31 ..... Canada 2,030,000 2,108,412
South Bow Canadian Infrastructure Holdings Ltd. , Senior Bond ,
7.625% to 2/28/30, FRN thereafter , 3/01/55 .............. Canada 200,000 207,789
c
Sunoco LP ,
Senior Note , 144A, 5.375% , 7/15/31 ................... United States 1,330,000 1,312,562
Senior Note , 144A, 6.25% , 7/01/33 .................... United States 3,400,000 3,419,659
Senior Note , 144A, 5.625% , 7/15/34 ................... United States 155,000 150,619
c
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 3,064,000 3,034,971
TransCanada PipeLines Ltd. , Junior Sub. Bond , 6.375% to
10/16/36, FRN thereafter , 10/17/56 ..................... Canada 465,000 464,158
Transcanada Trust , Senior Bond , 5.5% to 9/14/29, FRN
thereafter , 9/15/79 ................................. Canada 320,000 316,271
c
Venture Global Calcasieu Pass LLC , Senior Secured Bond , 144A,
6% , 5/01/36 ...................................... United States 420,000 418,492

Putnam High Yield Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
c
Venture Global LNG, Inc. ,
e
Junior Sub. Bond , 144A, 9% to 9/29/29, FRN thereafter ,
Perpetual ....................................... United States 3,160,000 $ 3,204,734
Senior Secured Note , 144A, 9.5% , 2/01/29 .............. United States 2,090,000 2,248,658
Senior Secured Note , 144A, 8.375% , 6/01/31 ............ United States 2,790,000 2,902,264
Senior Secured Note , 144A, 9.875% , 2/01/32 ............ United States 1,940,000 2,068,880
c
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond , 144A, 7.75% , 5/01/35 ............. United States 535,000 595,264
Senior Secured Bond , 144A, 6.75% , 1/15/36 ............. United States 1,510,000 1,590,279
Senior Secured Note , 144A, 7.5% , 5/01/33 .............. United States 535,000 581,428
Senior Secured Note , 144A, 6.5% , 1/15/34 .............. United States 905,000 936,297
Viper Energy Partners LLC , Senior Bond , 5.7% , 8/01/35 ......
United States 576,000 574,310
71,471,731
Paper & Forest Products 0.2%
c
Magnera Corp. ,
Senior Secured Note , 144A, 4.75% , 11/15/29 ............ United States 695,000 656,700
Senior Secured Note , 144A, 7.25% , 11/15/31 ............ United States 1,270,000 1,249,534
1,906,234
Passenger Airlines 0.1%
c
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 890,000 877,035
Personal Care Products 1.0%
c
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC ,
Senior Note , 144A, 6.625% , 7/15/30 ................... United States 1,330,000 1,333,942
Senior Secured Note , 144A, 4.75% , 1/15/29 ............. United States 1,230,000 1,204,027
c
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 5,435,000 5,489,812
8,027,781
Pharmaceuticals 1.0%
c
1261229 BC Ltd. , Senior Secured Note , 144A, 10% , 4/15/32 ... United States 1,245,000 1,296,854
Teva Pharmaceutical Finance Netherlands II BV , Senior Note ,
4.375% , 5/09/30 ................................... Israel 3,190,000 EUR 3,758,810
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note , 5.125% , 5/09/29 ........................ Israel 2,035,000 2,037,214
Senior Note , 8.125% , 9/15/31 ........................ Israel 915,000 1,024,605
8,117,483
Professional Services 0.4%
c
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 2,940,000 2,980,969
Semiconductors & Semiconductor Equipment 0.3%
c
Qnity Electronics, Inc. ,
Senior Note , 144A, 6.25% , 8/15/33 .................... United States 790,000 796,201
Senior Secured Note , 144A, 5.75% , 8/15/32 ............. United States 1,345,000 1,338,059
2,134,260
Software 1.2%
c
Cloud Software Group LLC ,
Secured Note , 144A, 9% , 9/30/29 ..................... United States 2,135,000 2,142,455
Senior Secured Note , 144A, 6.5% , 3/31/29 .............. United States 1,627,000 1,620,468
c
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 2,660,000 2,408,155
c
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 1,585,000 1,555,008

Putnam High Yield Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Software (continued)
c
UKG, Inc. , Senior Secured Note , 144A, 6.875% , 2/01/31 ...... United States 2,765,000 $ 2,728,951
10,455,037
Specialized REITs 1.1%
c
Iron Mountain, Inc. , Senior Note , 144A, 6.25% , 1/15/33 ....... United States 4,495,000 4,532,996
c
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .. United States 4,685,000 4,754,291
9,287,287
Specialty Retail 0.4%
c
PetSmart LLC / PetSmart Finance Corp. , Senior Secured Note ,
144A, 7.5% , 9/15/32 ............................... United States 3,195,000 3,227,516
Technology Hardware, Storage & Peripherals 0.2%
Seagate Data Storage Technology Pte. Ltd. ,
Senior Note , 3.125% , 7/15/29 ........................ United States 835,000 772,817
Senior Note , 5.875% , 7/15/30 ........................ United States 1,070,000 1,087,684
1,860,501
Textiles, Apparel & Luxury Goods 0.8%
c
Beach Acquisition Bidco LLC ,
d
Senior Note , 144A, PIK, 10% , 7/15/33 .................. United States 2,959,847 3,175,093
Senior Secured Note , 144A, 5.25% , 7/15/32 ............. United States 1,600,000 EUR 1,868,482
c
Crocs, Inc. , Senior Note , 144A, 4.25% , 3/15/29 ............. United States 1,460,000 1,413,697
6,457,272
Trading Companies & Distributors 1.3%
c
EquipmentShare.com, Inc. ,
Secured Note , 144A, 9% , 5/15/28 ..................... United States 1,674,000 1,711,263
Secured Note , 144A, 8.625% , 5/15/32 .................. United States 1,805,000 1,879,205
Secured Note , 144A, 7.125% , 7/01/34 .................. United States 1,285,000 1,266,244
c
Herc Holdings, Inc. , Senior Note , 144A, 6.625% , 6/15/29 ...... United States 1,235,000 1,260,256
e
Sumisho Air Lease Corp. , D , Junior Sub. Bond , 6% to 12/14/29,
FRN thereafter , Perpetual ........................... United States 210,000 203,989
c
WESCO Distribution, Inc. ,
Senior Note , 144A, 6.375% , 3/15/29 ................... United States 525,000 533,712
Senior Note , 144A, 5.25% , 4/15/31 .................... United States 770,000 759,094
Senior Note , 144A, 6.625% , 3/15/32 ................... United States 2,515,000 2,575,609
Senior Note , 144A, 6.375% , 3/15/33 ................... United States 990,000 1,006,076
11,195,448
Wireless Telecommunication Services 1.2%
c
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 4,855,000 5,083,049
c
Digicel International Finance Ltd. / DIFL US LLC , Senior Secured
Note , 144A, 8.625% , 8/01/32 ......................... Bermuda 1,915,000 1,996,671
c
Iliad Holding SAS , Senior Secured Note , 144A, 7% , 4/15/32 ... France 1,775,000 1,791,651
Rogers Communications, Inc. ,
Sub. Bond , 7.125% to 4/14/35, FRN thereafter , 4/15/55 ..... Canada 170,000 171,232
c
Sub. Bond , 144A, 5.25% to 3/14/27, FRN thereafter , 3/15/82 . Canada 705,000 703,711
NC5 , Sub. Bond , 7% to 4/14/30, FRN thereafter , 4/15/55 .... Canada 240,000 241,910
Vodafone Group plc , Junior Sub. Bond , 7% to 1/03/29, FRN
thereafter , 4/04/79 ................................. United Kingdom 440,000 451,523
10,439,747
Total Corporate Bonds (Cost $ 724,244,750 ) ...................................
727,992,311

Putnam High Yield Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests 4.3%
Automobile Components 0.3%
g
DexKo Global, Inc., First Lien, Refinancing Dollar CME Term
Loan , 8.323% , ( 3-month SOFR + 4.5% ), 10/06/31 ......... United States 2,355,651 $ 2,282,920
g
Chemicals 0.4%
Hexion Holdings Corp., Second Lien, Initial CME Term Loan ,
11.224% , ( 1-month SOFR + 7.438% ), 3/15/30 ............ United States 578,422 540,342
h
Tronox Finance LLC, First Lien, 2024 CME Term Loan, B ,
6.212% , ( 1-month SOFR + 2.5% ), 9/30/31 ............... United States 2,452,276 1,933,006
h
Tronox Finance LLC, First Lien, 2024-B2 CME Term Loan ,
5.982% , ( 3-month SOFR + 2.25% ), 4/04/29 .............. United States 793,638 654,029
3,127,377
a a a a a a
Distributors 0.3%
g
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan , 7.732% , ( 3-month SOFR + 4% ), 11/30/30 ........... United States 2,519,414 2,519,679
g
Food Products 0.4%
Froneri US, Inc., First Lien, CME Term Loan, B6 , 6.454% ,
( 6-month SOFR + 2.5% ), 9/30/32 ...................... United States 2,503,231 2,496,310
TreeHouse Foods, Inc., First Lien, Initial CME Term Loan ,
7.436% , ( 1-month SOFR + 3.75% ), 2/11/33 .............. United States 830,000 833,963
3,330,273
a a a a a a
Health Care Equipment & Supplies 0.2%
g
Bausch + Lomb Corp., First Lien, 2025-2 Refinancing CME Term
Loan , 7.436% , ( 1-month SOFR + 3.75% ), 1/15/31 ......... United States 1,871,134 1,885,401
g
Hotels, Restaurants & Leisure 0.4%
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B ,
6.936% , ( 1-month SOFR + 3.25% ), 1/29/29 .............. United States 2,464,484 2,472,962
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan , 6.752% , ( 1-month SOFR + 3% ), 4/04/29 ... United States 1,078,014 977,850
3,450,812
a a a a a a
IT Services 0.3%
g
Fortress Intermediate 3, Inc., First Lien, CME Term Loan, B ,
6.642% , ( 1-month SOFR + 3% ), 6/27/31 ................ United States 2,313,991 2,315,912
g
Media 0.5%
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan , 7.801% , ( 1-month SOFR + 4% ),
8/23/28 ......................................... United States 2,313,059 2,322,311
DIRECTV Financing LLC, First Lien, 2026 Refinancing CME Term
Loan, B , 8.323% , ( 3-month SOFR + 4.5% ), 8/02/29 ........ United States 2,179,916 2,198,478
4,520,789
a a a a a a
Oil, Gas & Consumable Fuels 0.3%
g
Venture Global Calcasieu Pass LLC, First Lien, Initial CME Term
Loan , 6.954% , ( 6-month SOFR + 3.25% ), 4/11/33 ......... United States 2,229,012 2,247,279
g
Pharmaceuticals 0.5%
1261229 BC Ltd., First Lien, Initial CME Term Loan , 9.936% ,
( 1-month SOFR + 6.25% ), 10/08/30 .................... United States 1,326,600 1,322,335
Endo Finance Holdings LP, First Lien, 2024 Refinancing CME
Term Loan , 7.436% , ( 1-month SOFR + 3.75% ), 4/23/31 ..... United States 3,205,009 3,216,691
4,539,026
a a a a a a

Putnam High Yield Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
g
Software 0.5%
Cloud Software Group LLC, First Lien, Initial Dollar CME Term
Loan, B , 6.982% , ( 3-month SOFR + 3.25% ), 8/16/32 ....... United States 694,997 $ 662,854
h
CoreWeave Financing DDTL V LLC, First Lien, Delayed Draw
CME Term Loan , 8.14% , ( 1-day SOFR + 4.5% ), 11/17/31 .... United States 60,055 60,663
Rocket Software, Inc., First Lien, CME Term Loan , 7.436% ,
( 1-month SOFR + 3.75% ), 11/28/28 .................... United States 1,678,603 1,666,165
UKG, Inc., First Lien, Initial CME Term Loan , 6.073% , ( 3-month
SOFR + 2.25% ), 2/10/31 ............................ United States 1,572,878 1,531,503
3,921,185
a a a a a a
Textiles, Apparel & Luxury Goods 0.1%
g
Flash Charm, Inc., First Lien, CME Term Loan, B2 , 7.311% ,
( 3-month SOFR + 3.5% ), 3/02/28 ...................... United States 539,494 472,208
Wireless Telecommunication Services 0.1%
g
Connect Finco SARL, First Lien, Amendment No. 4 CME Term
Loan , 8.186% , ( 1-month SOFR + 4.5% ), 9/13/29 .......... United Kingdom 1,280,278 1,290,603
Total Senior Floating Rate Interests (Cost $ 35,934,394 ) ........................
35,903,464
Foreign Government and Agency Securities 0.1%
c ,e
Electricite de France SA , Junior Sub. Bond , 144A, 9.125% to
6/14/33, FRN thereafter , Perpetual ..................... France 320,000 366,832
Total Foreign Government and Agency Securities (Cost $ 320,000 ) ..............
366,832
U.S. Government and Agency Securities 0.2%
U.S. Treasury Bonds ,
1.25%, 5/15/50 ................................... United States 1,768,000 802,092
i
4.75%, 2/15/56 ................................... United States 1,050,000 972,398
Total U.S. Government and Agency Securities (Cost $ 1,918,208 ) ................
1,774,490
Total Long Term Investments (Cost $ 790,297,733 ) .............................
799,402,694
a
Short Term Investments 3.4%
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 3.4%
j,k
Putnam Short Term Investment Fund , Class P , 3.863% ....... United States 28,129,509 28,129,509
Total Management Investment Companies (Cost $ 28,129,509 ) ..................
28,129,509
Total Short Term Investments (Cost $ 28,129,509 ) ..............................
28,129,509
a
Total Investments (Cost $ 818,427,242 ) 98.9% .................................
$827,532,203
Other Assets, less Liabilities 1.1% ...........................................
9,941,955
Net Assets 100.0% .........................................................
$837,474,158
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
The rate shown represents the yield at period end.

Putnam High Yield Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At August 31, 2026 , the Fund had the following forward exchange contracts outstanding.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2026, the aggregate value of these securities was $654,169,935, representing 78.1% of net assets.
d
Income may be received in additional securities and/or cash.
e
Perpetual security with no stated maturity date.
f
The coupon rate shown represents the rate at period end.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
A portion or all of the security purchased on a delayed delivery basis.
i
A portion or all of the security has been segregated as collateral for certain derivative contracts. At August 31, 2026, the value of this security pledged amounted to $269,493, representing less than 0.1% of net assets.
j
See Note 3 regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... HSBK Sell 1,674,800 2,236,796 9/16/26 $ — $ (32,575)
Euro ............. BOFA Buy 1,122,200 1,298,015 9/16/26 6,192 —
Euro ............. HSBK Sell 17,244,600 19,944,673 9/16/26 — (96,796)
Euro ............. MSCO Buy 2,358,000 2,726,843 9/16/26 13,597 —
Total Forward Exchange Contracts ................................................... $19,789 $(129,371)
Net unrealized appreciation (depreciation) ............................................ $(109,582)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See A bbreviations on page 26 .

Putnam High Yield Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Putnam High Yield Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam High Yield Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended August 31,
2026, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam High Yield Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.863% ...... $16,824,341 $198,971,561 $(187,666,393) $— $— $28,129,509 28,129,509 $680,075
Total Affiliated Securities ... $16,824,341 $198,971,561 $(187,666,393) $— $— $28,129,509 $680,075
2. Financial Instrument Valuation
(continued)

Putnam High Yield Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Abbreviations
Level 1 Level 2 Level 3 Total
Putnam High Yield Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ 1,341,803 $ — $ — $ 1,341,803
Convertible Preferred Stocks ................ 11,155,246 — — 11,155,246
Preferred Stocks ......................... 793,600 — — 793,600
Convertible Bonds ....................... — 20,074,948 — 20,074,948
Corporate Bonds ........................ — 727,992,311 — 727,992,311
Senior Floating Rate Interests ............... — 35,903,464 — 35,903,464
Foreign Government and Agency Securities .... — 366,832 — 366,832
U.S. Government and Agency Securities ....... — 1,774,490 — 1,774,490
Short Term Investments ................... 28,129,509 — — 28,129,509
Total Investments in Securities ........... $41,420,158 $786,112,045 $— $827,532,203
Other Financial Instruments:
Forward Exchange Contracts ............... $— $19,789 $— $19,789
Total Other Financial Instruments ......... $— $19,789 $— $19,789
– – – –
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 129,371 $ — $ 129,371
Total Other Financial Instruments ......... $— $129,371 $— $129,371
a
For detailed categories, see the accompanying Schedule of Investments.
Counterparty
BOFA
Bank of America NA
HSBK
HSBC Bank plc
MSCO
Morgan Stanley
Cu r rency
EUR
Euro
GBP
British Pound
Selected Portfolio
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
EURIBOR
Euro Inter-Bank Offer Rate
FRN
Floating Rate Note
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
T-Note
Treasury Note
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.